Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2024
Discontinued Operation [Abstract]
Schedule of Discontinued Operations	The results of discontinued operations for years ended March 31, 2024, 2023 and 2022 are as follows:
	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Net Revenues	694	24,995	311,092
Operating costs and development	4,551	1,073,518	12,988,383
(Loss) income from discontinued operations	(3,857)	(1,048,522)	(12,677,291)
Other income (expense), net	(27)	12,885,134	(32,728)
(Loss) income before tax	(3,884)	11,836,612	(12,710,019)
Income tax provision	-	-	38,617
Net (loss) income from discontinued operations	(3,884)	11,836,612	(12,748,636)
Loss on sale of discontinued operations, net of taxes	(395,914)	-	-
Net income (loss) from discontinued operation	(399,798)	11,836,612	(12,748,636)

Schedule of Assets and Liabilities	Assets and liabilities of the discontinued operations as of March 31, 2024 and 2023 are as follows:
	March 31,	March 31,
	2024	2023
	USD	USD
Cash and cash equivalents	-	1,268,235
Accounts receivable, net	-	10,062
Prepayments and other assets	-	44,004
Property, equipment and software, net	-	29,051
Current assets held for sale-discontinued operation	-	1,351,352

Accrued expenses and other current liabilities	-	737,693
Tax (benefit) payable	-	(32,210)
Amount due to related party	-	-
Total liabilities held for sale-discontinued operation	-	705,483

Schedule of Loss on Sale of Discontinued Operations	The calculation of loss on sale of discontinued operations, net of taxes illustrated as below:
May 19, 2023
USD
Cash and cash equivalents	1,030,377
Accounts receivable, net	9,508
Prepayments and other assets	241,025
Property, plant and equipment, net	24,998
Total assets	1,305,908

Account payable	662,648
Accrued expenses and other current liabilities	32,346
Total liabilities	694,994

Net assets	610,914
Consideration received	215,000
Loss on sale of discontinued operations, net of taxes	(395,914)